Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Comparative information	Comparative information Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.
Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, fair value of short-term investment, useful lives of property, equipment and intangible assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of long-lived assets, intangible assets and goodwill, purchase price allocation and fair value of contingent consideration with respect to business combinations, valuation allowance for deferred tax assets, share-based compensation and fair value of intangible assets acquired associated with non-monetary
transactions. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency
Foreign currency
The functional currency of the Company, Quhuo BVI and Quhuo HK is the United States Dollars (“US$”). The functional currency of WFOE, the VIE and subsidiaries of the VIE located in the PRC is Renminbi (“RMB”). The Company uses the RMB as its reporting currency.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of comprehensive loss.
The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’
(deficit)/
equity.

Convenience translation
Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.3726 on December 31, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash
Cash and cash equivalents primarily consist of cash on hand, demand deposits and time deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.
Restricted cash mainly represents cash reserved in a bank account for legal liability.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Company considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased.

Short-term investments
Short-term investments
Short-term investments consist of investments in structured notes with original maturities of greater than three months, but less than twelve months and an investment in alternative investment fund, which is measured using the net asset value (NAV) per share as a practical expedient. The investment in the fund is redeemable on demand, subject t
o 30 days advance notice period.

Fair value measurements
Fair value measurements
Financial instruments of the Company primarily include cash, short-term investments, accounts receivable, other receivables, accounts payable and accrued liabilities, other receivables, amounts due from and due to related parties, long-term investments, deposits, equity consideration payable, contingent consideration payable, short-term debt and long-term debt. The Company applies ASC 820, Fair Value Measurements and Disclosures (‘‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The short-term investments and contingent consideration are measured at fair value on a recurring basis. The carrying amounts of the remaining financial instruments, except for long-term debt and deposits, approximate their fair values because of their short-term maturities.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
1-Observable
inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
2-Include
other inputs that are directly or indirectly observable in the marketplace.
Level
3-Unobservable
inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	5 years
Electronic equipment	3 years
Vehicles	5 years
Leasehold improvement	Over the shorter of the terms or the estimated useful lives
Repair and maintenance costs are charged to expense as incurred. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets
Intangible assets
Intangible assets are carried at cost less accumulated amortization and adjusted by impairment charges. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Economic Lives
Customer relationships	4-8 years
Purchased software	3 years
Technology	5 years

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill
The Company evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing their carrying amount to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The Company recorded RMB826 and nil

i
mpairment charge related to operating lease ROU assets for vehicles used in its ride-hailing solution services for the year ended December 31, 2020 and 2021, respectively. The Company also recorded RMB923, RMB53 and RMB4,240 (US$665) impairment charges related to intangibles assets for the years ended December 31, 2019, 2020 and 2021, respectively.

Business combination
Business combination
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the Company allocate the fair value of purchase consideration to the separately identifiable tangible and intangible assets acquired as well as liabilities assumed based on their estimated fair values. The consideration transferred in an acquisition includes the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The excess of the total of cost of acquisition, over the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings. Transaction costs directly attributable to the acquisitions are expensed as incurred.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. Significant estimates include but are not limited to future expected cash flows from acquired assets, assumptions on useful lives, discount rates and terminal values. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill
Goodwill
In accordance with ASC 350, Intangibles-Goodwill and Others (“ASC 350”), the Company assigns and assesses goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. Goodwill was allocated to the reporting units that are expected to benefit from the business combinations.

Under ASC 350, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company early adopted ASU
No. 2017-04,
Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
(‘‘ASU
2017-04’’),
pursuant to which the Company will apply a
one-step
quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company assesses qualitative factors such as business changes, economic outlook, financial trends and forecast, growth rates, industry data and other relevant qualitative factors to determine if it’s more-likely-than-not
that the goodwill might be impaired and whether it’s necessary to perform a quantitative goodwill impairment. If the qualitative factors indicate a potential impairment, the Company compares the carrying amount of a reporting unit to its fair value, which is based on a discounted future cash flow approach. The Company recognized goodwill impairment charge of nil, RMB336
and RMB51,971 (US$8,155) for the years ended December 31, 2019, 2020 and 2021, respectively.

Revenue recognition
Revenue recognition
The Company generates its revenue from its
on-demand
consumer service business, primarily from
On-demand
delivery solution services provided to online ordering platforms operated by industry customers in the PRC and some other third parties. The Company also generates revenue from its mobility solution services and housekeeping solution and other services.
On-demand
delivery solutions
The Company enters into delivery service agreements to provide an integrated
On-demand
delivery solution services to industry customers. Industry customers divide their intracity delivery network into a number of delivery areas. The Company is responsible for providing delivery solution services to fulfill all
On-demand
delivery orders on a daily and an
if-needed
basis within the specified delivery areas managed by the Company.
The Company manages its delivery rider groups to ensure there are sufficient delivery riders to fulfill all orders within each delivery area and assures that the quality of delivery solution services is in compliance with the industry customers’ service standards.
The Company concluded it has a stand ready obligation to fulfill all delivery orders and considered the series of services as a single performance obligation. The customers receive the benefit of the services and the Company has the right to payment as the services are performed over the term of the month-to-month
contracts or the
one-year
contract. The Company charges delivery service fees to industry customers based on the number of orders completed at a fixed rate per order, subject to adjustments based on the monthly performance against key performance indicators set by each customer. Revenues are variable based on volume of delivery orders and monthly performance results. The Company recognizes revenue when the variable consideration becomes fixed at the end of the month when the uncertainty around the order volume and monthly performance evaluation is resolved.
The Company recognize consideration payable to the customer that is not in exchange for a distinct good or service as a reduction of revenue. When the Company makes an upfront payment to a customer for entering into a new contract, the substance of the payment is generally made to secure a relationship with the customer to generate future revenues. The upfront payment is initially recognized as a non-current
asset and reduces revenues on a straight-line basis over anticipated relationship period. The anticipated relationship period is generally 8 years and will be reassessed on an annual basis.
Principal versus agent considerations
The Company evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent in each of its revenue streams.
The Company concluded it controls the service provided by delivery riders to customers as (i) the Company is primarily responsible for the fulfillment of the contract and assure services are acceptable by the customer; (ii) the Company needs to maintain sufficient delivery riders in order to deliver all
On-demand
delivery orders within delivery areas on a daily and an
if-needed
basis; (iii) the Company can direct the right to use delivery riders’ services as it chooses (e.g. to fulfill one customer’s contract or to fulfill another customer’s contract), and (iv) the Company has the ultimate discretion to set up the price of the service with customers.
Mobility solutions
The Company’s mobility service solutions comprise shared-bike maintenance solutions, ride-hailing solutions, and freight service solutions.
Bike-sharing maintenance solution
The Company derives revenue from service fees paid by bike-sharing companies for daily maintenance services provided. The Company’s bike-sharing maintenance solution include maintaining orderliness of bikes, redistribution and transportation of idle bikes based on end users’ usage patterns within a designated area, and identification, transportation and repair of malfunctioning bikes.
The Company’s obligation is performing maintenance services on the term of a month-to-month
contract and considered the series of services as a single performance obligation. The customer receives the benefit of the services and the Company has the right to payment as the service are performed. The Company charges maintenance service fees to the bike-sharing company based on the number of service hours and the number of bikes transported. Revenues are variable based on volume of service performed and the Company recognizes maintenance services revenue as the services are rendered.
Ride-hailing solution
The Company generated revenue from ride-hailing solution services primarily from car rental fees paid by ride-hailing drivers. The Company primarily derives revenues from rental fees under its car leasing agreements with ride-hailing drivers. These arrangements are classified as operating leases as defined within ASC 842, Leases (“ASC 842”). The Company recognizes revenue from these arrangements on a straight-line basis over the lease term.
In addition, the Company also provided ride-hailing management services to certain ride-hailing platform as an agent by connecting ride-hailing drivers and the ride-hailing platform. Accordingly, the Company recognizes revenue on a net basis. Revenue generated from this arrangement was not material for the period presented.
Freight service solution
The Company commenced its freight service solutions for industry customers in July 2021 by fulfilling end-to-end intra-city and long-distance transportation orders by deploying truck fleets to serve each industry customers and pay service fees to truck fleets engaged in the Company’s freight service solutions. Revenue generated from freight service solution was not material in 2021.

Housekeeping and other solutions
The Company generated revenue from Housekeeping and other solutions primarily by providing standardized housekeeping servic
e
 including cleaning and other services to industry customers that mainly comprise hotels and B&Bs and short-term rental properties in China. The Company charges monthly service fees to industry customers based on the service hours and/or the number of fulfilled orders and adjusted based on KPI performance. Revenues are variable based on the volume of service performed and the Company recognizes service revenue as the services are rendered.
Sales and other taxes
Pursuant to ASC
606-10-32-2A,
the Company has elected to exclude from revenue sales taxes and other similar taxes that are both imposed on and are concurrent with revenue producing transactions. Therefore, revenues are recognized net of value added taxes (“VAT”).
Practical Expedients
The Company has utilized the practical expedient available under ASC
606-10-50-14
to not to disclose information about its remaining performance obligations because the Company’s contracts with customers generally have an expected duration less than one year.
Payment term
Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 to 90 days since billing is issued. In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts do not include a significant financing component.

Cost of revenue
Cost of revenue
Cost of revenue consists primarily of labor costs related to the outsourced workforce, rental expenses, amortization of customer relationships, on-demand
delivery supplies, workforce insurance costs, depreciation of property and equipment, service fees charged by 3 rd
parties and other costs directly attributable to the Company’s revenue generating activities.

Research and development
Research and development
Research and development expenses primarily consist of salaries and benefits for research and development personnel engaging in software or platform development. The Company expenses research and development costs as they are incurred.

Employee benefit expenses
Employee benefit expenses
All eligible employees of the Company are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company has no further payment obligations once the contributions have been paid. The Company recorded employee benefit expenses of RMB5,531, RMB10,784 and RMB11,311

(US$1,775
)
for the years ended December 31, 2019, 2020 and 2021, respectively.

VAT
VAT
Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of
On-demand
delivery services
. VAT of 6% and 9% applies to revenue derived from the provision of bike-sharing maintenance services. Prior to April 1, 2019, VAT of 16% applied to revenue derived from the rendering of car rental services. Subsequent to April 1, 2019, VAT of 13% applies to revenue derived from the rendering of car rental services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Leases
Leases
The Company adopted ASU
No. 2016-02,
Leases, and all subsequent ASU’s relating to this Topic (collectively, “ASC 842”) on January 1, 2020 using the modified retrospective method and did not restate comparable periods. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to not reassess 1) whether expired or existing contracts are or contain leases, 2) lease classification for any expired or existing leases as of the adoption date and 3) initial direct costs for existing leases as of the adoption date. The Company also made an accounting policy election to exempt short-term leases of 12 months or less form balance sheet recognition requirements associated with the new standard. The Company will recognize fixed rental payments for these short-term leases as a straight-line expense over the lease.
The Company leases offices and service stations to support its on-demand
delivery solution services and leases vehicles to individual drivers for ride-hailing solution services. The Company classifies these leases as operating leases in accordance with ASC
842-10-25-2.
The Company records an operating lease
right-of-use
(“ROU”) asset and lease liability based on the present value of the lease payments over the lease term at the commencement date. The Company excludes variable lease payments not dependent on an index or rate from the ROU asset and lease liability calculations and are recognize such amounts as expense in the period which it incurs the obligation for those. As the rate implicit in the Company’s leases are not readily available, the company estimates its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. The Company recognize operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable
term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise.

Income taxes
Income taxes
The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.
In accordance with the provisions of ASC 740, the Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is ‘‘more likely than not’’ to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits, if any, will be recorded in the ‘‘other non-current
liabilities’’ in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation
Share-based compensation
Awards granted to employees
The Company applies ASC 718, Compensation-Stock Compensation (‘‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.
Awards granted to
non-employees
The Company early adopted ASU
No. 2018-7,
Compensation-Stock Compensation (Topic 718): Improvements to
Non-employee
Share-Based Payment Accounting (“ASU
2018-7”)
on January 1, 2017 and applies ASC 718 to account for share-based payments for acquiring goods and services from non-employees.
The Company elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and performance conditions. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. The Company early adopted ASU
No. 2016-09,
Compensation-Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting on January 1, 2017 and elected to account for forfeitures as they occur. The Company, with the assistance of an independent third-party valuation firm determined the fair value of the stock options granted to employees and non-employees.
The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees.
Modification of awards
A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

(Loss)/earning per share
(Loss)/earnings per share
Basic (loss)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares are participating securities. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities. Diluted (loss)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares using the if-converted
method. The Company calculates the dilutive effect of ordinary share issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Segment reporting
Segment reporting
In accordance with ASC
280-10,
Segment Reporting: Overall, the Company’s chief operating decision maker (‘‘CODM’’) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for purposes of internal reporting. All of the Company’s revenues for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC. As of December 31, 2020 and 2021, all of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

Recent accounting pronouncements
Recent accounting pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU
2019-10,
which extends the adoption date for certain registrants. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2023. In February 2020 the FASB issued ASU
2020-02
which updated SEC Staff Accounting Bulletin No. 119 providing interpretive guidance on methodology and supporting documentation for measuring credit losses. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.
In December 2019, the FASB issued ASU No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. Certain amendments in this update should be applied retrospectively or modified retrospectively, and all other amendments should be applied prospectively. The Company is currently evaluating the impact on its financial statements of adopting this guidance.
In November 2021, the FASB issued ASU 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance.
This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company is currently evaluating the impact on its financial statements of adopting this guidance.